Income Taxes (Details 2)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Profits tax rate in Hong Kong	16.50%	16.50%	16.50%
Non-deductible items/non-taxable income	3.30%	2.10%	15.20%
Changes in valuation allowances	(0.40%)	(1.40%)	(5.90%)
Overprovision of profits tax in prior year	4.30%	(2.10%)	(0.50%)
Effect of different tax rate of subsidiaries operating in other jurisdictions	1.90%	4.30%	2.80%
Tax effect of tax losses not recognized	(30.00%)	0.00%	1.10%
Utilization of tax losses previously not recognized	12.70%	(1.00%)	(7.10%)
Others	(0.80%)	6.20%	8.90%
Effective tax rate	3.70%	24.60%	31.00%